Fees Summary	Dec. 02, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 16,128,000
Previously Paid Amount	0.00
Total Fee Amount	2,469.20
Total Offset Amount	0.00
Net Fee	2,469.20
Narrative - Max Aggregate Offering Price	$ 16,128,000
Final Prospectus	true